Standards Issued But Not yet Effective	12 Months Ended
Dec. 31, 2025
Standards Issued But Not yet Effective [Abstract]
Standards issued but not yet effective
4.	Standards issued but not yet effective

The standards and interpretations relevant to the Group, that will have effect at January 1, 2026 are below:

Amendments to the Classification and Measurement of Financial Instruments—Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (the Amendments). The Amendments include:

-	A clarification that a financial liability is derecognized on the ’settlement date’ and the introduction of an accounting policy choice (if specific conditions are met) to derecognize financial liabilities settled using an electronic payment system before the settlement date.

-	Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance (ESG) and similar features should be assessed.

-	Clarifications on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments.

-	The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income (OCI).

Annual Improvements to IFRS Accounting Standards - Volume 11

In July 2024, the IASB issued nine narrow scope amendments as part of its periodic maintenance of IFRS accounting standards. The amendments include clarifications, simplifications, corrections or changes to improve consistency in IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial instruments: Disclosure and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements and IAS 7 Statements of Cash Flows.

Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7

In December 2024, the IASB issued Amendments to IFRS 9 and IFRS 7 - Contracts Referencing Nature1dependent Electricity. The amendments apply only to contracts that reference nature-dependent electricity; the amendments:

-	Clarify the application of the ‘own-use’ requirements for in-scope contracts

-	Amend the designation requirements for a hedged item in a cash flow hedging relationship for in-scope contracts

-	Add new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.

The amendments will take effect for annual reporting periods starting on or after 1 January 2026. Early adoption is allowed, but it must be disclosed. The amendments concerning the own-use exception are to be applied retrospectively, while the hedge accounting amendments should be applied prospectively to new hedging relationships designated from the initial application date. Additionally, the IFRS 7 disclosure amendments must be implemented alongside the IFRS 9 amendments. If an entity does not restate comparative information, it cannot present comparative disclosures.

The adoption of these new regulations is not expected to have a material impact on the Group’s consolidated financial statements.